Annual Total Returns- Thrivent Global Stock Fund (Class S) [BarChart] - Class S - Thrivent Global Stock Fund - Class S	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.61%)	14.93%	29.87%	5.33%	2.92%	5.26%	21.27%	(8.45%)	23.07%	14.85%